Derivatives, Fair Value Hedging Basis Adjustment (Details) - Fair value hedging [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedged items currently designated [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	$ 24,144	$ 29,538
Hedge accounting basis adjustment, assets	(559)	827
Hedged items currently designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(10,187)	(22,384)
Hedge accounting basis adjustment, liabilities	(144)	(477)
Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(138,801)	(156,907)
Hedge accounting basis adjustment, liabilities	(5,192)	(12,466)
Not designated as hedging instrument [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	17,962	17,091
Hedge accounting basis adjustment, assets	965	1,111
Not designated as hedging instrument [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	(14,468)
Hedge accounting basis adjustment, liabilities	0	31
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	873	17,600
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(2,700)	(4,700)
Re-designated as hedging instrument [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, assets	136	205
Re-designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 188	$ 130